Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
INCOME TAXES

(13) INCOME TAXES

The differences between the effective income tax rates and the statutory federal corporate tax rate for the years ended September 30 are as follows:

	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	3.0	3.2	3.1
Other, net	0.5	(6.5)	(0.6)

	38.5%	31.7%	37.5%

Deferred income tax expense (benefit) results from temporary differences in the recognition of income and expense for tax purposes and financial statement purposes. The following table lists these temporary differences and their related tax effect for the years ended September 30. Dollar amounts are expressed in thousands.

	2011	2010	2009
Deferred loan fees and costs	$3	(11)	30
Accrued interest receivable	(522)	21	463
Tax depreciation vs. book depreciation	132	124	41
Basis difference on investments	2	(10)	(3)
Loan loss reserves	(1,661)	(6,332)	(2,402)
Mark-to-market adjustment	149	460	186
Mortgage servicing rights	(64)	(21)	(99)
Impairment loss on investment in LLCs	—	(1,207)	—
Accrued expenses	(1,732)	(135)	(166)
Other	(40)	(62)	147

	$(3,733)	(7,173)	(1,803)

The tax effect of significant temporary differences representing deferred tax assets and liabilities are presented in the following table. Dollar amounts are expressed in thousands.

	2011	2010
Deferred income tax assets:
Loan loss reserves	$15,983	14,322
Book depreciation in excess of tax depreciation	—	36
Accrued interest receivable	962	440
Accrued expenses	2,033	301
Unrealized loss on securities available for sale	464	—
Impairment loss on LLCs	1,207	1,207

	20,649	16,306

Deferred income tax liabilities:
Mortgage servicing rights	—	(64)
Basis difference on investments	(12)	(10)
Deferred loan fees and costs	(422)	(419)
Unrealized gain on securities available for sale	—	(266)
Mark-to-market adjustment	(634)	(485)
Book depreciation in excess of tax depreciation	(96)	—
Other	(264)	(304)

	(1,428)	(1,548)

Net deferred tax asset	$19,221	14,758

The following table reconciles the liability for unrecognized tax benefits from the beginning to the end of the fiscal year ended September 30, 2010. Dollar amounts are expressed in thousands.

Balance at beginning of year	$326
Settlements attributable to tax positions taken during a prior period	(251)
Adjustment for over-accrual of liability for unrecognized tax benefits	(75)

Liability for unrecognized tax benefits at end of year	$—

During the year ended September 30, 2010, the Company’s liability for unrecognized tax benefit was eliminated due to settlements with various taxing authorities.

The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits within income tax expense in the consolidated statements of income.

The Company’s federal and state income tax returns for fiscal years 2008 through 2010 remain subject to examination by the Internal Revenue Service and various state jurisdictions, based on the statute of limitations.